Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred revenue | $	$ 593		$ 650
ZHEJIANG TIANLAN
Deferred revenue | ¥		¥ 35,367		¥ 43,452